Property and equipment	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Property and equipment
13. Property and equipment

	Land	Flight equipment	Purchase deposits for flight equipment	Ramp and miscellaneous	Furniture, fixtures, equipment and other	Leasehold improvements	Construction in progress	Total
Cost -
Balance at January 1, 2023	$6,301	$3,167,519	$732,253	$55,070	$32,958	$74,267	$2,385	$4,070,753
Transfer of pre-delivery payments	—	211,703	(211,703)	—	—	—	—	—
Additions	—	373,983	205,030	3,993	3,760	1,991	9,302	598,059
Disposals	—	(56,979)	—	(427)	(1,476)	(897)	—	(59,779)
Reclassifications	—	(549)	(25,400)	—	—	617	(68)	(25,400)
Balance at December 31, 2023	$6,301	$3,695,677	$700,180	$58,636	$35,242	$75,978	$11,619	$4,583,633
Transfer of pre-delivery payments	—	175,930	(175,930)	—	—	—	—	—
Additions	—	444,469	13,987	5,205	3,260	3,701	4,779	475,401
Disposals	—	(75,550)	—	(945)	(2,441)	(1,095)	—	(80,031)
Reclassifications	—	2,329	—	—	39	6,696	(9,026)	38
Balance at December 31, 2024	$6,301	$4,242,855	$538,237	$62,896	$36,100	$85,280	$7,372	$4,979,041
Transfer of pre-delivery payments	—	371,589	(371,589)	—	—	—	—	—
Additions	—	662,838	301,569	3,942	3,925	1,943	2,390	976,607
Disposals	—	(152,747)	—	(1,332)	(2,219)	(296)	(3,000)	(159,594)
Reclassifications	—	85	—	(5)	—	3,080	(3,160)	—
Balance at December 31, 2025	$6,301	$5,124,620	$468,217	$65,501	$37,806	$90,007	$3,602	$5,796,054
Accumulated depreciation and impairment -
Balance at January 1, 2023	$—	$(1,063,069)	$—	$(46,803)	$(29,052)	$(48,301)	$(4)	$(1,187,229)
Depreciation for the year	—	(200,851)	—	(2,546)	(2,190)	(4,320)	—	(209,907)
Disposals	—	49,382	—	398	1,470	885	—	52,135
Balance at December 31, 2023	$—	$(1,214,538)	$—	$(48,951)	$(29,772)	$(51,736)	$(4)	$(1,345,001)
Depreciation for the year	—	(229,622)	—	(2,923)	(3,143)	(5,173)	—	(240,861)
Disposals	—	60,616	—	945	2,430	1,090	—	65,081
Balance at December 31, 2024	$—	$(1,383,544)	$—	$(50,929)	$(30,485)	$(55,819)	$(4)	$(1,520,781)
Depreciation for the year	—	(262,922)	—	(3,344)	(3,646)	(5,738)	—	(275,650)
Disposals	—	116,653	—	1,324	2,176	279	—	120,432
Balance at December 31, 2025	$—	$(1,529,813)	$—	$(52,949)	$(31,955)	$(61,278)	$(4)	$(1,675,999)
Carrying amounts -
At December 31, 2023	$6,301	$2,481,139	$700,180	$9,685	$5,470	$24,242	$11,615	$3,238,632
At December 31, 2024	$6,301	$2,859,311	$538,237	$11,967	$5,615	$29,461	$7,368	$3,458,260
At December 31, 2025	$6,301	$3,594,807	$468,217	$12,552	$5,851	$28,729	$3,598	$4,120,055
Flight equipment
Flight equipment includes aircraft, engines, aircraft components, and major maintenance of own and leased aircraft.
During 2025, the Company capitalized 12 Boeing 737 MAX aircraft (2024: 6 Boeing 737 MAX aircraft). The Company acquired these aircraft through agreements known as Japanese Operating Leases with Call Options (“JOLCOs”) which are a form financing obtained from Japanese lenders. Under IFRS, these transactions are considered a purchase and are accounted for as an element of Property and equipment. These arrangements establish semi-annually payments of obligations and have a term of 10 years.

Aircraft with a carrying value of $1.9 billion (including new acquired aircraft) are pledged as collateral for the variable and fixed rate debt as of December 31, 2025 (2024: $1.7 billion).
No impairment indicators were identified in 2025 and 2024 in the property and equipment.
During 2025, additions and disposals of flight equipment include engine exchange transactions with third-party maintenance, repair, and overhaul ("MRO") providers, as part of the Company´s ongoing fleet maintenance and optimization program. These transactions involved the exchange of used engines for serviceable or overhauled engines of similar type and specification, with some cash consideration paid to the MROs. The engines received have been capitalized under “Flight equipment” within Property and equipment, and are being depreciated over their estimated remaining useful lives.
These exchange resulted, in a net gain of $20.7 million during 2025, which is presented as a reduction of “Other operating and administrative expenses, net” in the consolidated statement of profit or loss. The gain is also reflected under “Disposal of non- financial assets (gains) losses, net” in the consolidated statement of cash flows.
Purchase deposits for flight equipment
Purchase deposits for flight equipment mainly correspond to the future purchase of MAX aircraft and engines (see Note 27).
In 2025, the additions for $301.6 million include $251.4 million advance payments made on aircraft purchase contracts (2024: the additions for $14.0 million do not include advance payments paid on aircraft purchase contracts).
During 2024, the Company grounded twenty-one 737 MAX9 aircraft in response to the Federal Aviation Administration (FAA) airworthiness directive issued on January 6. A total of 1,788 flights were canceled from January 6 through January 29. After undergoing the technical inspections required by the authorities, all of these aircraft returned to Copa Airlines' schedule.
In 2024, the Company signed a confidential agreement with Boeing to cover the impact of the partial grounding of its Boeing 737 MAX 9 fleet in January. In accordance with applicable accounting principles, the Company recorded the compensation received from Boeing as a reduction of the cost basis of the aircraft.
Other property and equipment
As of December 31, 2025 and 2024 construction in progress mainly includes remodeling projects for airport facilities and offices.
During 2025, the Company capitalized under “Leasehold improvements” $3.1 million (2024: $6.7 million) in other remodeling projects for airport facilities and offices in the Terminal 2 of Tocumen International Airport in Panama.